Convertible debentures - Aggregate unpaid principal balance and carrying amount of the debentures (Details)	Jun. 30, 2026 USD ($)
Convertible debentures
Aggregate fair value carrying amount	$ 18,865,340
Senior Convertible Debentures
Convertible debentures
Aggregate unpaid principal balance	14,513,506
Aggregate fair value carrying amount	10,624,818
Excess of unpaid principal over fair value	$ 3,888,688